Financial Instruments - Fair Value Measurements on a Nonrecurring basis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-lived assets classified as held for sale - Loss	$ 3,282	$ 0	$ 0
Nonrecurring basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-lived assets classified as held for sale - Loss	3,282
Level II | Nonrecurring basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-lived assets classified as held for sale	$ 29,400